General and Administrative Expenses_Details Of General And Administrative Expenses(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Employee Benefits
Salaries and short-term employee benefits - salaries		₩ 2,789,201		₩ 2,557,821	₩ 2,512,945
Salaries and short-term employee benefits - others		871,014		848,421	870,356
Post-employment benefits - defined benefit plans		235,231		231,913	217,085
Post-employment benefits - defined contribution plans		37,328		27,924	21,056
Termination benefits		361,098		239,790	242,010
Share-based payments		49,364		49,418	10,930
Sub-total		4,343,236		3,955,287	3,874,382
Depreciation and amortization		874,911		784,431	408,771
Other general and administrative expenses
Rental expense		116,325		109,745	361,344
Tax and dues		260,071		238,670	214,683
Communication		53,596		48,749	46,661
Electricity and utilities		32,298		29,161	28,823
Publication		13,988		15,136	16,018
Repairs and maintenance		32,448		23,947	22,432
Vehicle		14,314		11,537	12,495
Travel		12,251		21,452	19,393
Training		27,610		31,451	30,310
Service fees		238,787		227,631	210,081
Electronic data processing expenses		280,773		258,456	189,007
Advertising		236,618		228,826	217,244
Others		295,926		286,538	266,868
Sub-total		1,615,005		1,531,299	1,635,359
Total	[1]	₩ 6,833,152	$ 6,291,399	₩ 6,271,017	₩ 5,918,512

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.